LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES	12 Months Ended
Dec. 31, 2021
Long-term Debt, Excluding Current Maturities [Abstract]
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

NOTE 9:-LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

	Annual interest rate at
	December 31,	December 31,
	2021	2021	2020
Linkage terms:
NIS	3.1% - 3.35%	4,644	1,659
Euro		-	206
		4,644	1,865
Less - current maturities		(723)	(370)

		3,921	1,495

Minimum future payments as of December 31, 2021 due under the long-term (includes liabilities associated with equipment purchasing) debts are as follows:

Long-term loan

2022	723
2023	794
2024	686
2025	524
2026 and after	1,917

4,644

Long-term debt includes liabilities associated with equipment purchases in the amounts of $11 and $206 as of December 31, 2021 and 2020, respectively, and current maturities of long-term debt of $15 and $67 as of December 31, 2021 and 2020, respectively. The current maturities are classified to the trade payable balance as of December 31, 2021 and 2020, respectively.